Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 1,442,830	$ 206,322	¥ 1,681,123	¥ 1,935,310